Share Based Compensation (Details) - Schedule of share-based compensation expense included in each of the relevant financial statement ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Share Based Compensation Expense Included in Each of the Relevant Financial Statement [Abstract]
Cost of revenues	¥ 1		¥ 305	¥ 327
Selling and marketing expenses	2,947	427	3,523	1,113
Research and development expenses	4,724	685	7,366	3,534
General and administrative expenses	7,252	1,052	22,973	12,788
Total share-based compensation expenses	¥ 14,924	$ 2,164	¥ 34,167	¥ 17,762